General Information and Reorganization Transactions (Details) - $ / shares						12 Months Ended
		Apr. 13, 2026	Sep. 05, 2024	Jun. 21, 2023	Mar. 07, 2023	Dec. 31, 2025	Jul. 08, 2025	Jul. 05, 2025	May 15, 2025	Dec. 31, 2024
General Information and Reorganization Transactions [Line Items]
Incorporated date						Mar. 07, 2023
Forward split			1-for-2 forward split
Ordinary shares, shares authorized	[1]					200,000,000				200,000,000
Ordinary shares, par value (in Dollars per share)	[1]					$ 0.00025				$ 0.00025
Ordinary shares cancellation			510,000
Ordinary shares, shares issued	[1]					5,038,018				4,590,004
Ordinary shares, shares outstanding	[1]					5,038,018				4,590,004
Rise Bar & Cafe Sdn. Bhd. [Member]
General Information and Reorganization Transactions [Line Items]
Percentage of equity interests								70.00%
Restoran Gardenz Sdn. Bhd. [Member]
General Information and Reorganization Transactions [Line Items]
Percentage of equity interests							35.00%
Global Key Investment Limited [Member]
General Information and Reorganization Transactions [Line Items]
Percentage of acquisition									100.00%
Carlico International Group Holdings Limited [Member]
General Information and Reorganization Transactions [Line Items]
Percentage of acquisition									35.00%
Registered Agent [Member]
General Information and Reorganization Transactions [Line Items]
Shares issued					1
Win-Fung [Member]
General Information and Reorganization Transactions [Line Items]
Shares issued				4,590,003
WH Holding [Member]
General Information and Reorganization Transactions [Line Items]
Shares issued			2
Ordinary shares, shares issued			4,590,004
Ordinary shares, shares outstanding			4,590,004
WH Holding [Member] | Forecast [Member]
General Information and Reorganization Transactions [Line Items]
Ordinary shares, shares issued		5,038,018
Ordinary shares, shares outstanding		5,038,018
Subsequent Event [Member]
General Information and Reorganization Transactions [Line Items]
Shares issued		5
Reverse split		1-for-5 reverse share split
Subsequent Event [Member] | Forecast [Member]
General Information and Reorganization Transactions [Line Items]
Ordinary shares, shares issued		5,038,018
Ordinary shares, shares outstanding		5,038,018
Minimum [Member]
General Information and Reorganization Transactions [Line Items]
Ordinary shares, shares authorized			500,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Minimum [Member] | Forecast [Member]
General Information and Reorganization Transactions [Line Items]
Ordinary shares, shares authorized		200,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.00005
Maximum [Member]
General Information and Reorganization Transactions [Line Items]
Ordinary shares, shares authorized			1,000,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.00005
Maximum [Member] | Forecast [Member]
General Information and Reorganization Transactions [Line Items]
Ordinary shares, shares authorized		1,000,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.00025

[1]	Retrospectively restated for the effect of the reverse share split on April 13, 2026.